Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 03, 2012
SIMT MULTI-ASSET ACCUMULATION FUND (Prospectus Summary): | SIMT MULTI-ASSET ACCUMULATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Asset Accumulation Fund
Supplement Text	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund

Supplement dated April 20, 2012
to the Class A Shares Prospectus dated April 3, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Multi-Asset Accumulation and Multi-Asset Income Funds.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses for the Multi-Asset Accumulation Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Asset Accumulation Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Under the same heading, the "Example" table is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses for the Multi-Asset Accumulation Fund.
SupplementClosingTextBlock	ck0000804239_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-781 (4/12)
SIMT MULTI-ASSET ACCUMULATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund	rr_Component1OtherExpensesOverAssets	0.75%
Management Fees of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.75%	[1]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_ExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493

[1]	Based on estimated amounts for the current fiscal year.